ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

7.     ACCOUNTS RECEIVABLE

	December 31,	December 31,	December 31,
	2021	2020	2019
Trade accounts receivable	$720,332	$322,201	$597,505
Other accounts receivable	111,605	116,905	118,191
Income tax receivable	537,518	547,951	—
	$1,369,455	$987,057	$715,696

All amounts are short-term. The aging analysis of trade receivables is as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Not past due	$588,853	$195,545	$472,257
Past due 0 - 30 days	46,618	—	14,139
30 - 60 days	—	35,114	20,000
60 - 90 days	—	11,543	—
90 - 120 days	20,000	—	—
Over 120 days	87,055	100,000	114,676
Loss allowance	(22,194)	(20,001)	(23,567)
	$720,332	$322,201	$597,505

All of the Company’s trade and other receivables have been reviewed for impairment. During the year ended December 31, 2021, the Company wrote off $nil, respectively of accounts receivable (the years ended December 31, 2020 and 2019: $nil, and $64,600).